Schedule of Investments PIMCO StocksPLUS® Global Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5% ¤
ASSET-BACKED SECURITIES 27.1%
CAYMAN ISLANDS 8.0%
CMBS OTHER 0.5%
Brightspire Capital Ltd. 5.581% due 08/19/2038 ~		$38	$38
BSPRT Issuer Ltd. 5.534% due 03/15/2036 •		191	191
Starwood Commercial Mortgage Trust 5.631% due 04/18/2038 ~		636	631

			860

OTHER ABS 7.5%
37 Capital CLO Ltd. 5.386% due 04/15/2035 •		400	398
522 Funding CLO Ltd. 5.595% due 10/20/2031 •		548	548
Anchorage Capital CLO Ltd. 5.393% due 01/20/2035 •		600	599
Anchorage Credit Funding Ltd. 3.793% due 10/25/2037		500	492
Atlantic Avenue Ltd. 5.576% due 01/20/2035 ~		800	799
Bain Capital Credit CLO Ltd. 5.533% due 07/19/2034 ~		1,000	1,001
Carlyle Global Market Strategies CLO Ltd. 5.530% due 08/14/2030 •		9	9
Crestline Denali CLO Ltd. 5.585% due 04/20/2030 ~		24	24
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •		687	686
GoldenTree Loan Management U.S. CLO Ltd. 5.447% due 04/24/2031 •		608	608
ICG U.S. CLO Ltd. 5.293% due 01/16/2033 •		900	899
Invesco CLO Ltd. 5.684% due 07/15/2034 •		600	600
LCM Ltd. 5.635% due 04/20/2031 •		408	408
Madison Park Funding Ltd. 5.324% due 10/15/2034 •		800	796
Mountain View CLO LLC 5.609% due 01/16/2031 •		531	531
Neuberger Berman Loan Advisers CLO Ltd. 5.370% due 10/14/2036 •		900	900
Octagon Investment Partners Ltd. 5.343% due 01/20/2035 •		500	500
Palmer Square Loan Funding Ltd. 5.355% due 07/20/2029 ~		18	18
Parallel Ltd. 5.426% due 07/15/2034 •		500	498
Sculptor CLO Ltd. 5.362% due 07/20/2034 •		900	896
Sound Point CLO Ltd. 6.355% due 07/20/2032 •		600	601
Venture CLO Ltd.
5.685% due 04/20/2032 •		210	210
5.545% due 07/20/2030 ~		403	403
5.433% due 10/20/2034 •		500	499

			12,923

Total Cayman Islands			13,783

IRELAND 0.8%
OTHER ABS 0.8%
Accunia European CLO DAC 3.735% due 07/15/2030 •	EUR	98	107
BlueMountain Fuji EUR CLO DAC 3.505% due 01/15/2031 •		263	284

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Hayfin Emerald CLO 3.914% due 01/22/2039 •	500	541
Palmer Square European Loan Funding DAC 3.806% due 08/15/2033 •	417	450

		1,382

Total Ireland		1,382

JAPAN 0.4%
AUTOMOBILE SEQUENTIAL 0.4%
Oscar U.S. Funding LLC 2.820% due 04/10/2029	$687	676

Total Japan		676

JERSEY, CHANNEL ISLANDS 0.3%
OTHER ABS 0.3%
Saranac CLO Ltd. 5.699% due 08/13/2031 ~	451	451

Total Jersey, Channel Islands		451

UNITED STATES 17.6%
AUTOMOBILE ABS OTHER 0.0%
Westlake Automobile Receivables Trust 5.019% due 10/15/2026 •	40	40

AUTOMOBILE SEQUENTIAL 8.8%
Ally Auto Receivables Trust 4.460% due 07/15/2027	409	409
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028	465	465
CarMax Auto Owner Trust
5.720% due 11/16/2026	74	74
4.890% due 07/16/2029	600	606
Carvana Auto Receivables Trust
5.900% due 08/10/2027	277	278
5.630% due 11/10/2027	263	263
4.840% due 12/10/2027	401	402
4.530% due 01/10/2029	500	500
4.610% due 11/10/2027	442	442
Citizens Auto Receivables Trust
6.090% due 10/15/2026	28	28
5.430% due 10/15/2026	36	37
5.110% due 04/17/2028	100	101
5.840% due 01/18/2028	573	578
Drive Auto Receivables Trust
4.940% due 12/15/2027	429	429
4.500% due 09/15/2028	700	700
DT Auto Owner Trust 6.290% due 08/16/2027	117	117
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	26	26
Exeter Automobile Receivables Trust
6.320% due 03/15/2027	103	103
4.790% due 04/15/2027	729	729
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	111	111
5.350% due 08/16/2027	344	345
GLS Auto Select Receivables Trust
6.270% due 08/16/2027	123	123
5.960% due 10/16/2028	300	304
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	302
4.470% due 02/16/2028	449	448
GreenState Auto Receivables Trust 5.530% due 08/16/2027	366	368
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027	258	259
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
4.530% due 09/15/2027	700	700
Nissan Auto Lease Trust 4.920% due 11/15/2027	900	908
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	504
5.800% due 09/15/2027	144	144
5.910% due 06/15/2027	207	208
6.310% due 07/15/2027	97	98

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

SBNA Auto Lease Trust
5.450% due 01/20/2026	88	88
5.390% due 11/20/2026	800	802
SCCU Auto Receivables Trust
5.850% due 05/17/2027	143	143
5.700% due 10/16/2028	500	507
Toyota Auto Receivables Owner Trust 4.400% due 06/15/2029	500	501
Tricolor Auto Securitization Trust
6.610% due 10/15/2027	153	154
6.360% due 12/15/2027	207	209
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	40	40
6.230% due 01/15/2027	324	325
World Omni Auto Receivables Trust 5.610% due 02/15/2028	397	399
World Omni Select Auto Trust
5.920% due 03/15/2027	23	23
4.980% due 02/15/2030	500	504

		15,309

CMBS OTHER 0.1%
MF1 Ltd. 6.134% due 12/15/2035 •	206	206

CREDIT CARD BULLET 2.4%
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	503
Bank of America Credit Card Trust
4.790% due 05/15/2028	500	502
4.980% due 11/15/2028	900	910
Chase Issuance Trust 4.630% due 01/15/2031	900	910
Synchrony Card Funding LLC
3.370% due 04/15/2028	500	499
4.930% due 07/15/2030	800	811

		4,135

HOME EQUITY OTHER 1.4%
Countrywide Asset-Backed Certificates Trust
4.715% due 12/25/2046 •	644	614
4.915% due 10/25/2046 •	377	372
Morgan Stanley Home Equity Loan Trust 4.945% due 02/25/2036 •	645	609
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.065% due 02/25/2036 ~	84	78
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.160% due 02/25/2035 •	691	632
5.605% due 03/25/2035 •	106	99

		2,404

OTHER ABS 4.9%
ACHV ABS Trust 5.070% due 10/27/2031	295	295
Affirm Asset Securitization Trust 5.220% due 12/17/2029	434	433
College Avenue Student Loans LLC 1.760% due 06/25/2052 •	855	852
GreenSky Home Improvement Trust 5.250% due 10/27/2059	387	389
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	767
Navient Private Education Loan Trust 5.884% due 07/16/2040 ~	160	161
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	389	354
Navient Student Loan Trust 5.414% due 12/15/2059 •	180	180
OneMain Financial Issuance Trust 1.750% due 09/14/2035	500	484
Oportun Issuance Trust 6.334% due 04/08/2031	69	69
Pagaya AI Debt Selection Trust
6.278% due 10/15/2031	220	222
5.065% due 03/15/2032	232	233
5.092% due 07/15/2032	436	436
Reach ABS Trust 6.300% due 02/18/2031	353	354
SLM Private Credit Student Loan Trust 4.891% due 06/15/2039 •	762	743
SMB Private Education Loan Trust
1.310% due 07/17/2051	288	268

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.154% due 01/15/2037 •	244	244
1.340% due 03/17/2053	496	464
1.290% due 07/15/2053	195	184
5.234% due 01/15/2053 ~	291	291
5.799% due 02/16/2055 ~	614	622
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	326	313
Theorem Funding Trust 7.600% due 04/15/2029	73	73

		8,431

Total United States		30,525

Total Asset-Backed Securities (Cost $46,952)		46,817

	SHARES
COMMON STOCKS 1.4%
UNITED STATES 1.4%
COMMUNICATION SERVICES 0.0%
Verizon Communications, Inc.	355	16
Walt Disney Co.	355	35

		51

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (b)	355	68
Home Depot, Inc.	355	130
McDonald's Corp.	355	111
NIKE, Inc. 'B'	355	22

		331

CONSUMER STAPLES 0.1%
Coca-Cola Co.	355	25
Procter & Gamble Co.	355	61
Walmart, Inc.	355	31

		117

ENERGY 0.0%
Chevron Corp.	355	60

FINANCIALS 0.3%
American Express Co.	355	96
Goldman Sachs Group, Inc.	355	194
JPMorgan Chase & Co.	355	87
Travelers Cos., Inc.	355	94
Visa, Inc. 'A'	355	124

		595

HEALTH CARE 0.2%
Amgen, Inc.	355	110
Johnson & Johnson	355	59
Merck & Co., Inc.	355	32
UnitedHealth Group, Inc.	355	186

		387

INDUSTRIALS 0.2%
3M Co.	355	52
Boeing Co. (b)	355	61
Caterpillar, Inc.	355	117
Honeywell International, Inc.	355	75

		305

INFORMATION TECHNOLOGY 0.3%
Apple, Inc.	355	79
Cisco Systems, Inc.	355	22
International Business Machines Corp.	355	88
Microsoft Corp.	355	133
NVIDIA Corp.	355	39
Salesforce, Inc.	355	95

		456

MATERIALS 0.1%
Sherwin-Williams Co.	355	124

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Common Stocks (Cost $2,151)			2,426

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 12.6%
CANADA 1.1%
BANKING & FINANCE 1.1%
Bank of Montreal 5.238% due 09/10/2027 •		$200	201
Bank of Nova Scotia 5.400% due 06/04/2027		700	714
Royal Bank of Canada 5.069% due 07/23/2027 •		900	906

			1,821

Total Canada			1,821

CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.1%
Sands China Ltd. 3.800% due 01/08/2026		200	198

Total Cayman Islands			198

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 2.129% due 11/24/2026 •		200	196

Total Germany			196

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	193

Total Ireland			193

JAPAN 0.4%
BANKING & FINANCE 0.4%
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •		400	408
Sumitomo Mitsui Financial Group, Inc. 5.316% due 07/09/2029		200	205

			613

Total Japan			613

SWITZERLAND 0.6%
BANKING & FINANCE 0.6%
UBS Group AG
1.364% due 01/30/2027 •		400	389
3.091% due 05/14/2032 •		250	223
5.938% due 05/12/2026 ~		400	401

			1,013

Total Switzerland			1,013

UNITED KINGDOM 1.9%
BANKING & FINANCE 1.4%
Barclays PLC
5.829% due 05/09/2027 •		500	506
6.496% due 09/13/2027 •		500	512
HSBC Holdings PLC
2.357% due 08/18/2031 •		300	262
1.750% due 07/24/2027 ~	GBP	300	371
NatWest Markets PLC 5.022% due 03/21/2030		$600	604

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	203

			2,458

INDUSTRIALS 0.5%
Rio Tinto Finance USA PLC 4.875% due 03/14/2030		800	808

Total United Kingdom			3,266

UNITED STATES 8.3%
BANKING & FINANCE 5.9%
Ally Financial, Inc. 5.800% due 05/01/2025		100	100
Athene Global Funding 5.620% due 05/08/2026		600	606
Bank of America Corp.
5.683% due 04/02/2026 •		200	200
5.080% due 01/20/2027 •		1,300	1,305
5.162% due 01/24/2031 ~		200	203
Citibank NA 5.488% due 12/04/2026		300	305
Credit Suisse AG AT1 Claim		200	24
Equitable Financial Life Global Funding 4.600% due 04/01/2027 (a)		600	601
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	185
5.800% due 03/05/2027		200	201
3.815% due 11/02/2027		200	191
GA Global Funding Trust 5.714% due 04/11/2025 ~		600	600
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		400	388
3.615% due 03/15/2028 •		100	98
3.500% due 11/16/2026		200	197
5.798% due 08/10/2026 •		200	201
5.425% due 08/10/2026 •		100	100
5.207% due 01/28/2031 ~		100	101
HPS Corporate Lending Fund 5.450% due 01/14/2028		300	300
Jackson National Life Global Funding
5.600% due 04/10/2026		400	404
5.350% due 01/13/2030		200	204
JPMorgan Chase & Co. 5.681% due 04/26/2026 •		1,000	1,001
Morgan Stanley
5.050% due 01/28/2027 •		700	703
3.106% due 03/19/2027 •	EUR	200	217
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		$250	255
VICI Properties LP 4.375% due 05/15/2025		300	300
Wells Fargo & Co.
3.196% due 06/17/2027 •		500	492
6.303% due 10/23/2029 •		100	105
5.707% due 04/22/2028 •		100	102
1.375% due 10/26/2026	EUR	500	531

			10,220

INDUSTRIALS 1.0%
Hyundai Capital America
5.511% due 08/04/2025 ~		$500	501
5.450% due 06/24/2026		100	101
Occidental Petroleum Corp. 5.000% due 08/01/2027		200	201
Sysco Corp. 5.100% due 09/23/2030		500	508
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		250	251
5.288% due 09/12/2025 •		250	250

			1,812

UTILITIES 1.4%
NextEra Energy Capital Holdings, Inc. 5.050% due 03/15/2030		500	507
ONEOK, Inc. 4.250% due 09/24/2027		200	198
Pacific Gas & Electric Co. 5.282% due 09/04/2025 •		800	800
Pinnacle West Capital Corp. 5.178% due 06/10/2026 ~		100	101

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Southern California Edison Co.
4.875% due 02/01/2027		200	201
5.150% due 06/01/2029		400	403
4.700% due 06/01/2027		100	100
5.850% due 11/01/2027		100	102

			2,412

Total United States			14,444

Total Corporate Bonds & Notes (Cost $21,669)			21,744

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
UNITED KINGDOM 0.1%
Uropa Securities PLC 4.900% due 10/10/2040 •	GBP	117	149

Total United Kingdom			149

UNITED STATES 3.1%
Angel Oak Mortgage Trust 5.338% due 05/27/2069 þ		$457	456
Chase Home Lending Mortgage Trust 5.590% due 05/25/2055 ~		393	394
Colony Mortgage Capital Ltd. 5.808% due 11/15/2038 ~		558	551
Countrywide Alternative Loan Trust 4.795% due 04/25/2046 •		182	169
Cross Mortgage Trust
6.093% due 04/25/2069 þ		402	406
6.147% due 07/25/2069 þ		432	437
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		307	309
GCAT Trust 6.007% due 01/25/2059 þ		360	362
Independence Plaza Trust 3.911% due 07/10/2035		300	296
JP Morgan Chase Commercial Mortgage Securities Trust
5.717% due 02/15/2035 •		469	457
5.817% due 12/15/2031 ~		150	147
MASTR Adjustable Rate Mortgages Trust 6.370% due 11/21/2034 •		53	50
Morgan Stanley Capital Trust 5.867% due 11/15/2034 •		226	223
OBX Trust 6.520% due 07/25/2063 þ		610	617
Towd Point Mortgage Trust 2.250% due 12/25/2061 •		281	272
TTAN 5.284% due 03/15/2038 •		308	307

Total United States			5,453

Total Non-Agency Mortgage-Backed Securities (Cost $5,631)			5,602

SOVEREIGN ISSUES 2.7%
BRAZIL 1.2%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	1,100	187

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

0.000% due 10/01/2025 (d)		11,500	1,880

Total Brazil			2,067

CHILE 0.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	465,000	466

Total Chile			466

COLOMBIA 0.3%
Colombian TES 6.000% due 04/28/2028	COP	2,227,900	474

Total Colombia			474

CZECH REPUBLIC 0.1%
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,000	128

Total Czech Republic			128

ISRAEL 0.0%
Israel Government International Bond 1.750% due 08/31/2025	ILS	100	27

Total Israel			27

MEXICO 0.2%
Mexico Government International Bond 8.500% due 03/01/2029	MXN	8,400	406

Total Mexico			406

POLAND 0.3%
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	2,100	531

Total Poland			531

SAUDI ARABIA 0.3%
Saudi Government International Bond 5.125% due 01/13/2028		$600	608

Total Saudi Arabia			608

Total Sovereign Issues (Cost $4,632)			4,707

U.S. GOVERNMENT AGENCIES 9.1%
UNITED STATES 9.1%
Fannie Mae
4.300% due 12/01/2029		601	599
4.610% due 07/01/2029		700	708
4.730% due 05/01/2029		200	203
4.754% due 12/25/2045 •		154	152
4.760% due 06/01/2029		1,700	1,723
4.893% due 09/25/2046 - 11/25/2059 •		825	827
5.390% due 01/25/2055 •		292	293
5.540% due 12/25/2053 •		582	586
Freddie Mac
3.000% due 09/01/2032		356	344
4.883% due 07/15/2040 •		68	68
4.903% due 08/25/2027 •		500	500
4.913% due 07/15/2037 •		9	9
4.993% due 10/15/2033 •		72	72
5.280% due 11/25/2054 •		893	894
5.290% due 03/25/2055 •		495	493
5.440% due 11/25/2054 •		736	734
5.490% due 12/25/2054 - 01/25/2055 •		2,960	2,975
7.044% due 09/01/2037 •		105	109
Ginnie Mae 5.423% due 12/20/2066 •		409	410
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		51	51
5.500% due 10/01/2052 - 01/01/2054		1,071	1,072
Uniform Mortgage-Backed Security, TBA 6.500% due 06/01/2055		2,860	2,944

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total U.S. Government Agencies (Cost $15,722)		15,766

U.S. TREASURY OBLIGATIONS 11.5%
UNITED STATES 11.5%
U.S. Treasury Bonds
3.875% due 05/15/2043	400	365
4.125% due 08/15/2053	300	277
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2031	366	338
0.625% due 07/15/2032	328	306
0.750% due 02/15/2045	135	103
1.000% due 02/15/2048	129	99
2.125% due 04/15/2029	7,496	7,720
U.S. Treasury Notes
0.375% due 09/30/2027	1,100	1,009
0.500% due 10/31/2027 (i)	600	550
0.625% due 11/30/2027	2,100	1,928
0.750% due 01/31/2028	7,810	7,160

Total U.S. Treasury Obligations (Cost $19,932)		19,855

SHORT-TERM INSTRUMENTS 27.9%
U.S. TREASURY BILLS 27.9%
4.308% due 04/01/2025 - 06/05/2025 (c)(d)(g)	48,500	48,305

Total Short-Term Instruments (Cost $48,305)		48,305

Total Investments in Securities (Cost $164,994)		165,222

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short Asset Portfolio	89,074	872
PIMCO Short-Term Floating NAV Portfolio III	118,546	1,154

Total Short-Term Instruments (Cost $2,021)		2,026

Total Investments in Affiliates (Cost $2,021)		2,026

Total Investments 96.7% (Cost $167,015)		$167,248
Financial Derivative Instruments (f)(h) 0.6%(Cost or Premiums, net $2,837)		1,068
Other Assets and Liabilities, net 2.7%		4,681

Net Assets 100.0%		$172,997

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
United States (1.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	05/01/2055	$2,100	$(2,094)	$(2,096)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(201) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2025	309	$87,343	$(895)	$468	$0
Mini MSCI EAFE Index June Futures	06/2025	712	86,020	(2,865)	0	(894)
U.S. Treasury 5-Year Note June Futures	06/2025	145	15,683	229	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2025	7	779	17	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	7	799	18	1	0
U.S. Treasury Long-Term Bond June Futures	06/2025	7	821	8	1	0

$(3,488)	$470	$(898)

SHORT FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt June Futures	06/2025	1	$(118)	$1	$0	$(1)
U.S. Treasury 2-Year Note June Futures	06/2025	19	(3,936)	(25)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	11	(1,345)	(28)	0	(5)

$(52)	$0	$(6)

Total Futures Contracts	$(3,540)	$470	$(904)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.405%	$100	$2	$(1)	$1	$0	$0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	100	0	0	0	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		100	1	0	1	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.245		$200	1	0	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		240	42	(23)	19	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		350	42	2	44	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.512		100	0	1	1	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.307	EUR	400	0	8	8	0	(1)

							$88	$(13)	$75	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$368	$(11)	$11	$0	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		200	(5)	2	(3)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		100	(3)	0	(3)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly		06/20/2030		200	(7)	0	(7)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		1,400	102	(25)	77	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		400	21	0	21	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		400	6	2	8	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		200	4	0	4	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		23,600	526	(72)	454	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		8,300	152	1	153	1	0

							$785	$(81)	$704	$3	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	06/20/2025		$27,900	$(96)	$176	$80	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		10,600	24	(3)	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		13,000	110	457	567	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		4,200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		130	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		5,570	(47)	81	34	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	29	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	(4)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		8,310	429	(179)	250	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		900	13	28	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		500	6	0	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		4,800	(93)	129	36	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	1,970,800	0	13	13	0	(1)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,100	0	(12)	(12)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	465,000	0	2	2	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,300	0	0	0	0	(1)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	7,900	0	(13)	(13)	0	0
Receive	CPURNSA	0.000	Maturity	03/25/2030		$1,200	0	6	6	1	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		1,500	0	6	6	2	0

							$353	$721	$1,074	$4	$(27)

Total Swap Agreements							$1,226	$627	$1,853	$7	$(28)

(g)	Securities with an aggregate market value of $1,474 and cash of $9,391 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						Unsettled variation margin asset of $5 for closed futures and unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2025	EUR	100		$108	$0	$0
	04/2025	GBP	57		72	0	(1)
	04/2025		$113	INR	9,790	1	0
	05/2025	CNH	397		$54	0	(1)
	05/2025	IDR	285,510		17	0	0
	05/2025		$16	INR	1,406	0	0
	06/2025	CNH	1,635		$224	0	(2)
	06/2025		$33	CNH	239	0	0
	08/2025	TWD	21		$1	0	0
BPS	04/2025	BRL	1,900		331	0	(2)
	04/2025	CZK	3,052		125	0	(7)
	04/2025	EUR	3,683		3,862	0	(121)
	04/2025	GBP	415		524	0	(12)
	04/2025	IDR	982,097		59	0	0
	04/2025	JPY	5,381		36	0	0
	04/2025	TWD	10,806		330	4	0
	04/2025		$331	BRL	1,900	2	0
	04/2025		211	EUR	195	1	0
	04/2025		177	IDR	2,898,092	0	(3)
	04/2025		45	INR	3,858	0	0
	04/2025		67	JPY	9,948	0	0
	04/2025		67	SGD	90	0	0
	04/2025		223	TWD	7,288	0	(3)
	05/2025	CNH	1,586		$218	0	(1)
	05/2025	EUR	105		113	0	(1)
	05/2025	IDR	870,547		52	0	0
	05/2025	SGD	90		67	0	0
	05/2025		$50	IDR	835,061	0	0
	05/2025		147	INR	12,633	0	0
	05/2025		36	JPY	5,363	0	0
	06/2025	CNH	1,490		$205	0	(2)
	06/2025	PLN	218		56	0	0
	06/2025		$68	CNH	488	0	0
	06/2025		178	PLN	693	1	(1)
	07/2025	TWD	3,998		$123	2	0
	08/2025		3,245		100	1	0
	10/2025	BRL	1,900		317	0	(2)
BRC	04/2025	INR	335		4	0	0
	04/2025	TWD	2,378		72	0	0
	04/2025		$863	EUR	794	0	(4)
	04/2025		68	IDR	1,116,534	0	(1)
	04/2025	ZAR	1,862		$102	1	0
	06/2025	PLN	27		7	0	0
BSH	04/2025	AUD	1,079		684	10	0
	04/2025	JPY	72,812		485	0	(1)
	05/2025		$485	JPY	72,567	1	0
	06/2025	PLN	137		$36	0	0
	06/2025		$18	PLN	69	0	0
CBK	04/2025	BRL	697		$122	0	0
	04/2025	COP	2,108,122		481	0	(23)
	04/2025	EUR	105		113	0	0
	04/2025	IDR	1,386,357		84	0	0
	04/2025	ILS	348		95	2	0
	04/2025	TWD	16,546		505	7	0
	04/2025		$200	AUD	318	0	(1)
	04/2025		121	BRL	697	1	0
	04/2025		714	CAD	1,017	0	(7)
	04/2025		506	COP	2,122,543	1	0
	04/2025		396	DKK	2,810	12	0
	04/2025		469	EUR	428	0	(6)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		169	IDR	2,769,222	0	(3)
	04/2025		11	INR	930	0	0
	04/2025		542	TWD	17,738	0	(7)
	05/2025	CAD	1,016		$714	7	0
	05/2025	IDR	1,252,181		75	0	0
	05/2025		$50	IDR	832,976	0	0
	06/2025	CLP	446,635		$476	6	0
	06/2025	CNH	364		50	0	0
	06/2025	COP	2,146,942		506	0	(1)
	06/2025	KRW	705,991		491	11	0
	06/2025		$40	CNH	290	0	0
	07/2025	TWD	7,010		$215	3	0
	07/2025		$122	BRL	711	0	0
	08/2025	TWD	7,383		$227	2	0
	09/2025	ILS	99		26	0	(1)
CIB	04/2025		$287	GBP	228	7	0
DUB	04/2025	CAD	1,017		$707	0	0
	04/2025	DKK	3,016		435	0	(2)
	04/2025	EUR	228		248	2	0
	04/2025	ILS	351		97	2	0
	04/2025	NZD	51		29	0	0
	04/2025	SGD	2		2	0	0
	04/2025		$480	AUD	761	0	(4)
	04/2025		89	IDR	1,473,404	0	0
	04/2025		16	INR	1,403	0	0
	04/2025		29	NZD	51	0	0
	04/2025		54	SGD	72	0	0
	05/2025	AUD	761		$480	4	0
	05/2025	IDR	130,199		8	0	0
	05/2025	NZD	51		29	0	0
	05/2025	SGD	72		54	0	0
	05/2025		$435	DKK	3,011	2	0
	06/2025	KRW	502,415		$350	8	0
FAR	04/2025	BRL	2,087		363	0	(2)
	04/2025	CHF	697		782	0	(6)
	04/2025	ILS	315		87	2	0
	04/2025	JPY	52,093		346	0	(1)
	04/2025		$555	BRL	3,185	2	0
	04/2025		223	CHF	200	4	0
	04/2025		629	DKK	4,464	18	0
	04/2025		52	JPY	7,717	0	0
	05/2025		62	CNH	449	0	0
	05/2025		346	JPY	51,917	1	0
	06/2025	PLN	253		$65	0	0
	06/2025		$277	BRL	1,613	2	0
	06/2025		40	PLN	157	0	0
	07/2025	CNH	447		$62	0	0
GLM	04/2025	BRL	11,777		2,074	18	(4)
	04/2025	DKK	3,100		458	9	0
	04/2025	IDR	1,067,585		64	0	0
	04/2025		$1,398	BRL	8,089	19	0
	04/2025		119	IDR	1,966,519	0	(2)
	05/2025	CNH	386		$53	0	(1)
	05/2025	IDR	601,686		36	0	0
	05/2025		$64	IDR	1,068,550	0	0
	06/2025	PLN	234		$61	0	0
	06/2025		$81	CNH	583	0	0
	07/2025	TWD	708		$22	0	0
	10/2025	BRL	9,600		1,567	0	(44)
IND	04/2025	DKK	5,826		842	0	(2)
	05/2025		$842	DKK	5,815	2	0
JPM	04/2025	BRL	600		$105	0	(1)
	04/2025	EUR	158		166	0	(5)
	04/2025	IDR	61,024		4	0	0
	04/2025	ILS	275		76	2	0
	04/2025	JPY	16,052		106	0	(1)
	04/2025	SGD	12		9	0	0
	04/2025	TWD	2,194		67	1	0
	04/2025		$104	BRL	600	1	0
	04/2025		2,502	EUR	2,320	6	0
	04/2025		199	GBP	153	0	(1)
	04/2025		28	IDR	457,912	0	0
	04/2025		21	INR	1,778	0	0
	04/2025		56	JPY	8,282	0	0
	04/2025		194	TWD	6,356	0	(3)
	05/2025	CNH	412		$56	0	(1)
	05/2025	DKK	9,005		1,309	2	0
	05/2025	EUR	2,320		2,506	0	(6)
	05/2025	IDR	363,728		22	0	0
	05/2025		$336	CNH	2,437	1	0
	05/2025		106	JPY	15,998	1	0
	06/2025	CNH	342		$47	0	(1)
	06/2025	MXN	7,881		382	1	0
	06/2025	PLN	562		145	1	0
	06/2025		$158	PLN	611	0	(1)
	07/2025	CNH	847		$117	0	0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

07/2025	TWD	4,047	124	2	0
07/2025	$87	BRL	510	1	0
08/2025	CNH	2,316	$322	1	0
08/2025	TWD	4,391	135	1	0
MBC	04/2025	DKK	161	23	0	0
04/2025	EUR	233	255	3	0
04/2025	GBP	90	117	0	0
04/2025	JPY	43,700	295	4	0
04/2025	SGD	104	77	1	0
04/2025	TWD	3,417	106	3	0
04/2025	$564	CHF	497	0	(2)
04/2025	807	EUR	770	26	0
04/2025	310	GBP	240	0	0
04/2025	16	INR	1,398	0	0
04/2025	294	JPY	43,900	0	(1)
04/2025	113	TWD	3,705	0	(1)
05/2025	CHF	322	$366	1	0
05/2025	CNH	839	116	0	0
05/2025	EUR	1,067	1,153	0	(2)
05/2025	IDR	241,389	15	0	0
05/2025	$130	CNH	945	0	0
05/2025	23	DKK	160	0	0
06/2025	KRW	130,230	$91	2	0
06/2025	$96	KRW	139,626	0	(1)
06/2025	69	PLN	266	0	(1)
07/2025	CNH	470	$65	0	0
07/2025	TWD	1,884	58	1	0
08/2025	CNH	471	65	0	0
08/2025	TWD	1,799	55	0	0
MYI	04/2025	DKK	3,500	517	10	0
04/2025	SGD	43	32	0	0
04/2025	$241	DKK	1,729	9	0
04/2025	30	TWD	978	0	(1)
04/2025	576	ZAR	10,528	0	(2)
05/2025	IDR	157,770	$9	0	0
06/2025	CNH	251	35	0	0
06/2025	$15	PLN	61	0	0
07/2025	BRL	1,100	$187	0	(2)
NGF	06/2025	KRW	155,139	109	3	0
RYL	04/2025	$442	JPY	64,900	0	(9)
SCX	04/2025	BRL	2,700	$462	0	(11)
04/2025	JPY	8,305	55	0	0
04/2025	TWD	1,810	56	1	0
04/2025	$470	BRL	2,701	3	0
04/2025	85	IDR	1,391,135	0	(2)
04/2025	385	JPY	57,791	1	0
04/2025	33	TWD	1,085	0	0
05/2025	CNH	906	$126	1	0
05/2025	IDR	94,257	6	0	0
05/2025	$67	JPY	10,059	0	0
06/2025	462	BRL	2,735	11	0
08/2025	TWD	1,076	$33	0	0
UAG	04/2025	DKK	3,000	443	8	0
04/2025	$51	JPY	7,587	0	(1)
06/2025	21	PLN	83	0	0

Total Forward Foreign Currency Contracts	$287	$(338)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850%	11/21/2025	4,000	$1	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0

Total Purchased Options	$2	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,855	$571	$(6)	$565	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	5,119	1,047	(35)	1,012	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	0	0	(9)

$1,609	$(41)	$1,577	$(9)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Pay	DJITR Index	23	5.11	Monthly	06/20/2025	$ 2,428	$0	$2	$2	$0

Total Swap Agreements	$1,609	$(39)	$1,579	$(9)

(i)

Securities with an aggregate market value of $16 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands
CMBS Other	$0	$860	$0	$860
Other ABS	0	12,923	0	12,923
Ireland
Other ABS	0	841	541	1,382
Japan
Automobile Sequential	0	676	0	676
Jersey, Channel Islands
Other ABS	0	451	0	451
United States
Automobile ABS Other	0	40	0	40
Automobile Sequential	0	15,309	0	15,309
CMBS Other	0	206	0	206
Credit Card Bullet	0	4,135	0	4,135
Home Equity Other	0	2,404	0	2,404
Other ABS	0	8,431	0	8,431
Common Stocks
United States
Communication Services	51	0	0	51
Consumer Discretionary	331	0	0	331
Consumer Staples	117	0	0	117
Energy	60	0	0	60
Financials	595	0	0	595
Health Care	387	0	0	387
Industrials	305	0	0	305
Information Technology	456	0	0	456
Materials	124	0	0	124
Corporate Bonds & Notes
Canada
Banking & Finance	0	1,821	0	1,821
Cayman Islands
Industrials	0	198	0	198
Germany
Banking & Finance	0	196	0	196
Ireland
Banking & Finance	0	193	0	193
Japan
Banking & Finance	0	613	0	613
Switzerland
Banking & Finance	0	1,013	0	1,013
United Kingdom
Banking & Finance	0	2,458	0	2,458
Industrials	0	808	0	808
United States
Banking & Finance	0	10,220	0	10,220
Industrials	0	1,812	0	1,812
Utilities	0	2,412	0	2,412
Non-Agency Mortgage-Backed Securities

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2025 (Unaudited)

United Kingdom	0	149	0	149
United States	0	5,453	0	5,453
Sovereign Issues
Brazil	0	2,067	0	2,067
Chile	0	466	0	466
Colombia	0	474	0	474
Czech Republic	0	128	0	128
Israel	0	27	0	27
Mexico	0	406	0	406
Poland	0	531	0	531
Saudi Arabia	0	608	0	608
U.S. Government Agencies
United States	0	15,766	0	15,766
U.S. Treasury Obligations
United States	0	19,855	0	19,855
Short-Term Instruments
U.S. Treasury Bills	0	48,305	0	48,305

	$2,426	$162,255	$541	$165,222
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,026	$0	$0	$2,026

Total Investments	$4,452	$162,255	$541	$167,248

Short Sales, at Value - Liabilities
United States	$0	$(2096)	$0	$(2096)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	468	9	0	477
Over the counter	0	1,866	0	1,866

	$468	$1,875	$0	$2,343
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(895)	(37)	0	(932)
Over the counter	0	(347)	0	(347)

	$(895)	$(384)	$0	$(1,279)

Total Financial Derivative Instruments	$(427)	$1,491	$0	$1,064

Totals	$4,025	$161,650	$541	$166,216

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$862	$10	$0	$0	$0	$872	$11	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$46	$4,308	$-3,200	$0	$0	$1,154	$8	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	NZD	New Zealand Dollar
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CLP	Chilean Peso	ILS	Israeli Shekel	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand
CZK	Czech Koruna	KRW	South Korean Won

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IBR	Indicador Bancario de Referencia
CDX.HY	Credit Derivatives Index - High Yield	DJITR	Dow Jones Industrial Average Total Return	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate